Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended		21 Months Ended	60 Months Ended	64 Months Ended	114 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Diamond Hill Small Cap Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor
Average Annual Return, Percent	27.99%		44.64%			13.06%			10.91%
Diamond Hill Small Cap Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent	28.19%		45.06%			13.38%			11.23%
Diamond Hill Small Cap Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent	28.28%		45.26%			13.53%			11.36%
Diamond Hill Small-Mid Cap Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor
Average Annual Return, Percent	6.66%		14.46%			5.22%			7.82%
Diamond Hill Small-Mid Cap Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent	6.83%		14.79%			5.52%			8.14%
Diamond Hill Small-Mid Cap Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent	6.91%		14.94%			5.66%			8.27%
Diamond Hill Mid Cap Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor
Average Annual Return, Percent	4.94%		13.19%			6.12%			8.19%
Diamond Hill Mid Cap Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent	5.14%		13.54%			6.43%			8.52%
Diamond Hill Mid Cap Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent	5.18%		13.66%			6.57%			8.64%
Diamond Hill Large Cap Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor
Average Annual Return, Percent	0.72%		1.91%			4.80%			9.69%
Diamond Hill Large Cap Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent	0.84%		2.17%			5.10%			10.01%
Diamond Hill Large Cap Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent	0.93%		2.30%			5.23%			10.13%
Diamond Hill Select Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor
Average Annual Return, Percent	4.36%		14.18%			9.27%			13.37%
Diamond Hill Select Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent	4.52%		14.54%			9.59%			13.70%
Diamond Hill Select Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent	4.45%		14.49%			9.69%			13.82%
Diamond Hill Long-Short Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor
Average Annual Return, Percent	(7.16%)		1.46%			5.46%			7.03%
Diamond Hill Long-Short Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent	(7.04%)		1.72%			5.77%			7.34%
Diamond Hill Long-Short Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent	(6.99%)		1.84%			5.88%			7.46%
Diamond Hill International Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor
Average Annual Return, Percent	11.36%		22.93%			7.99%		10.42%
Diamond Hill International Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent	11.52%		23.28%			8.32%		10.75%
Diamond Hill International Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent	11.59%		23.42%			8.44%		10.88%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor
Average Annual Return, Percent	1.99%		4.58%			4.38%				3.95%
Diamond Hill Short Duration Securitized Bond Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent	2.04%		4.76%			4.67%				4.24%
Diamond Hill Short Duration Securitized Bond Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent	2.20%		4.99%			4.83%				4.37%
Diamond Hill Securitized Total Return Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor
Average Annual Return, Percent	0.76%		5.66%	5.66%
Diamond Hill Securitized Total Return Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent	0.94%		6.02%	6.02%
Diamond Hill Securitized Total Return Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent	1.00%		6.13%	6.13%
Diamond Hill Core Bond Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor
Average Annual Return, Percent	0.88%		3.69%			0.76%				2.03%
Diamond Hill Core Bond Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent	1.06%		3.97%			1.03%				2.32%
Diamond Hill Core Bond Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent	1.13%		4.10%			1.17%				2.44%
Diamond Hill Core Plus Bond Fund | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor
Average Annual Return, Percent	1.18%		4.61%		4.77%
Diamond Hill Core Plus Bond Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent	1.25%		4.86%		5.01%
Diamond Hill Core Plus Bond Fund | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent	1.32%		4.99%		5.18%
Diamond Hill Large Cap Concentrated ETF Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Diamond Hill Large Cap Concentrated ETF
Average Annual Return, Percent	(1.67%)		(0.81%)			6.69%	8.15%
Diamond Hill Small Cap Fund | Investor Class | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	10.88%		22.82%			12.31%			15.06%
Diamond Hill Small Cap Fund | Class I | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	10.88%		22.82%			12.31%			15.06%
Diamond Hill Small Cap Fund | Class Y | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	10.88%		22.82%			12.31%			15.06%
Diamond Hill Small-Mid Cap Fund | Investor Class | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	10.88%		22.82%			12.31%			15.06%
Diamond Hill Small-Mid Cap Fund | Class I | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	10.88%		22.82%			12.31%			15.06%
Diamond Hill Small-Mid Cap Fund | Class Y | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	10.88%		22.82%			12.31%			15.06%
Diamond Hill Mid Cap Fund | Investor Class | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	10.88%		22.82%			12.31%			15.06%
Diamond Hill Mid Cap Fund | Class I | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	10.88%		22.82%			12.31%			15.06%
Diamond Hill Mid Cap Fund | Class Y | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	10.88%		22.82%			12.31%			15.06%
Diamond Hill Large Cap Fund | Investor Class | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	10.88%		22.82%			12.31%			15.06%
Diamond Hill Large Cap Fund | Class I | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	10.88%		22.82%			12.31%			15.06%
Diamond Hill Large Cap Fund | Class Y | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	10.88%		22.82%			12.31%			15.06%
Diamond Hill Select Fund | Investor Class | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	10.88%		22.82%			12.31%			15.06%
Diamond Hill Select Fund | Class I Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	10.88%		22.82%			12.31%			15.06%
Diamond Hill Select Fund | Class Y | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	10.88%		22.82%			12.31%			15.06%
Diamond Hill Long-Short Fund | Investor Class | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	10.88%		22.82%			12.31%			15.06%
Diamond Hill Long-Short Fund | Class I | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	10.88%		22.82%			12.31%			15.06%
Diamond Hill Long-Short Fund | Class Y | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	10.88%		22.82%			12.31%			15.06%
Diamond Hill International Fund | Investor Class | MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent	13.68%		27.66%			8.79%		9.85%
Diamond Hill International Fund | Class I | MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent	13.68%		27.66%			8.79%		9.85%
Diamond Hill International Fund | Class Y | MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent	13.68%		27.66%			8.79%		9.85%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	0.62%		3.79%			0.08%				1.48%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	0.62%		3.79%			0.08%				1.48%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	0.62%		3.79%			0.08%				1.48%
Diamond Hill Securitized Total Return Fund | Investor Class | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	0.62%		3.79%	3.79%
Diamond Hill Securitized Total Return Fund | Class I | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	0.62%		3.79%	3.79%
Diamond Hill Securitized Total Return Fund | Class Y | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	0.62%		3.79%	3.79%
Diamond Hill Core Bond Fund | Investor Class | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	0.62%		3.79%			0.08%				1.48%
Diamond Hill Core Bond Fund | Class I | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	0.62%		3.79%			0.08%				1.48%
Diamond Hill Core Bond Fund | Class Y | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	0.62%		3.79%			0.08%				1.48%
Diamond Hill Core Plus Bond Fund | Investor Class | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	0.62%		3.79%		3.40%
Diamond Hill Core Plus Bond Fund | Class I | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	0.62%		3.79%		3.40%
Diamond Hill Core Plus Bond Fund | Class Y | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	0.62%		3.79%		3.40%
Diamond Hill Large Cap Concentrated ETF Shares | Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	10.88%		22.82%			12.31%	13.89%
Diamond Hill Small Cap Fund | Investor Class | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent	22.57%		40.78%			6.98%			11.62%
Diamond Hill Small Cap Fund | Class I | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent	22.57%		40.78%			6.98%			11.62%
Diamond Hill Small Cap Fund | Class Y | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent	22.57%		40.78%			6.98%			11.62%
Diamond Hill Small-Mid Cap Fund | Investor Class | Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Average Annual Return, Percent	22.71%		36.72%			8.30%			12.25%
Diamond Hill Small-Mid Cap Fund | Class I | Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Average Annual Return, Percent	22.71%		36.72%			8.30%			12.25%
Diamond Hill Small-Mid Cap Fund | Class Y | Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Average Annual Return, Percent	22.71%		36.72%			8.30%			12.25%
Diamond Hill Mid Cap Fund | Investor Class | Russell Midcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index
Average Annual Return, Percent	15.30%		21.63%			8.50%			12.00%
Diamond Hill Mid Cap Fund | Class I | Russell Midcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index
Average Annual Return, Percent	15.30%		21.63%			8.50%			12.00%
Diamond Hill Mid Cap Fund | Class Y | Russell Midcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index
Average Annual Return, Percent	15.30%		21.63%			8.50%			12.00%
Diamond Hill Large Cap Fund | Investor Class | Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent	16.26%		27.12%			11.17%			11.52%
Diamond Hill Large Cap Fund | Investor Class | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent	10.33%		22.02%			12.66%			15.30%
Diamond Hill Large Cap Fund | Class I | Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent	16.26%		27.12%			11.17%			11.52%
Diamond Hill Large Cap Fund | Class I | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent	10.33%		22.02%			12.66%			15.30%
Diamond Hill Large Cap Fund | Class Y | Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent	16.26%		27.12%			11.17%			11.52%
Diamond Hill Large Cap Fund | Class Y | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent	10.33%		22.02%			12.66%			15.30%
Diamond Hill Long-Short Fund | Investor Class | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent	10.33%		22.02%			12.66%			15.30%
Diamond Hill Long-Short Fund | Investor Class | 60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Average Annual Return, Percent	7.02%		14.67%			9.28%			10.27%
Diamond Hill Long-Short Fund | Class I | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent	10.33%		22.02%			12.66%			15.30%
Diamond Hill Long-Short Fund | Class I | 60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Average Annual Return, Percent	7.02%		14.67%			9.28%			10.27%
Diamond Hill Long-Short Fund | Class Y | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent	10.33%		22.02%			12.66%			15.30%
Diamond Hill Long-Short Fund | Class Y | 60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Average Annual Return, Percent	7.02%		14.67%			9.28%			10.27%
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	0.77%		3.14%			2.12%				1.99%
Diamond Hill Short Duration Securitized Bond Fund | Class I | Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	0.77%		3.14%			2.12%				1.99%
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	0.77%		3.14%			2.12%				1.99%
Diamond Hill Securitized Total Return Fund | Investor Class | Bloomber US Securitized: MBS, ABS and CMBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Securitized: MBS, ABS and CMBS Index
Average Annual Return, Percent	0.98%		5.12%	5.12%
Diamond Hill Securitized Total Return Fund | Class I | Bloomber US Securitized: MBS, ABS and CMBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Securitized: MBS, ABS and CMBS Index
Average Annual Return, Percent	0.98%		5.12%	5.12%
Diamond Hill Securitized Total Return Fund | Class Y | Bloomber US Securitized: MBS, ABS and CMBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Securitized: MBS, ABS and CMBS Index
Average Annual Return, Percent	0.98%		5.12%	5.12%
Diamond Hill Large Cap Concentrated ETF Shares | Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent	16.26%		27.12%			11.17%	12.69%
Diamond Hill Large Cap Concentrated ETF Shares | Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent	10.33%		22.02%			12.66%	14.33%